Note 12 - Trade Receivables, Other Receivables, and Prepayments - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	10.00%	6.60%
Gross carrying amount	$ 77,059	$ 61,985
Loss allowance as of December 31, 2022	7,677	$ 4,062
Loss allowance as of December 31	$ 7,677
Current [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	0.70%	1.30%
Gross carrying amount	$ 62,815	$ 51,268
Loss allowance as of December 31, 2022		$ 662
Loss allowance as of December 31	$ 458
Not later than one month [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	1.20%	6.80%
Gross carrying amount	$ 4,116	$ 3,203
Loss allowance as of December 31, 2022		$ 218
Loss allowance as of December 31	$ 47
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	2.10%	13.30%
Gross carrying amount	$ 1,247	$ 1,296
Loss allowance as of December 31, 2022		$ 173
Loss allowance as of December 31	$ 26
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	3.10%	26.20%
Gross carrying amount	$ 634	$ 1,251
Loss allowance as of December 31, 2022		$ 328
Loss allowance as of December 31	$ 20
Later than three months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	86.40%	54.00%
Gross carrying amount	$ 8,248	$ 4,966
Loss allowance as of December 31, 2022		$ 2,682
Loss allowance as of December 31	$ 7,126